Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
Type of borrowings	December 31, 2024	Interest rate range
Bank collateralized borrowings	$15,073,458	2.78%-6.63%
Loan from shareholders	-	Note
	$15,073,458

Type of borrowings	December 31, 2023	Interest rate range
Bank collateralized borrowings	$13,449,110	2.61%-2.7%
Loan from shareholders	3,000,000	Note
	$16,449,110

Note:

In March 2023, the Group entered into a shareholder loan agreement in the amount of $3,000,000 with Asteria Corporation. The Company issued promissory note with an interest rate of 10.375% per annum and maturity date of March 10, 2024 to the lender in the same amount as the loan made. The maturity date of the shareholder loan of $3,000,000 was extended and repaid on April 29, 2024.

Schedule of Short Term and Long Term Borrowing	Refer to table below for details of short-term and long-term borrowing.
As of December 31, 2024
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2024-11.2025	$7,572,525	LC loan	$591,146		2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			Short-Term Bank loan	2,692,284		2.805%	None	Same as above
			Letter of guarantee	1,131,157	3,157,938	-	None	Same as above
Lender A	09.2020-09.2025	914,188	Long-Term Bank loan	190,456		2.97%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,894,929	Long-Term Bank loan	2,609,618		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,523,647	Long-Term Bank loan	1,373,483		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	304,729	Long-Term Bank loan	131,972		3.045%	None	None
Lender B	04.2024-04.2025	3,656,753	Short-Term Bank loan	1,889,322	1,767,431	2.78%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,789,859	Short-Term Bank loan	5,759,386	30,473	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2019-03.2026	5,485,129	Long-Term Bank loan	982,027		2.51%	None	Same as above
Lender C	06.2023-08.2028	1,651,024	Long-Term Bank loan	1,057,003		2.52%	None	Same as above
Lender C	05.2024-07.2025	2,133,106	Short-Term Bank loan	1,807,655		2.88%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	78,236	247,215	-	None	Same as above
Lender D	06.2024-06.2025	8,000,000	Short-Term Bank loan	2,333,665		6.63%	None	Time deposit $2,550,000
Lender D			Letter of guarantee	200,000	5,466,335	-	None	Same as above
As of December 31, 2023
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2023-11.2024	$4,190,650	LC loan	$298,762		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	652,241		2.68%	None	Same as above
			Letter of guarantee	1,458,108	1,398,011	-	None	Same as above
Lender A	12.2023-11.2024	3,913,447	LC loan	195,206		2.68%	None	Time deposit $2,000,000, Land, Buildings and Structures
			Short-Term Bank loan	2,229,034		2.68%	None	Same as above
			Letter of guarantee	1,432,379	56,828	-	None	Same as above
Lender A	01.2022-01.2025	189,019	Letter of guarantee	188,824		-	None	None
Lender A	09.2020~09.2025	978,362	Long-Term Bank loan	428,033		2.85%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	3,098,146	Long-Term Bank loan	3,029,959		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,630,603	Long-Term Bank loan	1,594,716		2.92%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	326,121	Long-Term Bank loan	256,157		2.92%	None	None
Lender B	04.2023-04.2024	4,891,809	Short-Term Bank loan	2,021,948	2,869,861	2.61%	None	Time deposit $2,300,000
Lender C	05.2023-05.2024	6,196,291	Short-Term Bank loan	6,000,620		2.70%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C			LG	41,564	154,107	-	None	Same as above
Lender C	05.2019-03.2026	5,870,171	Long-Term Bank loan	1,891,735		2.39%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	12.2023-06.2024	2,282,844	Short-Term Bank loan	2,051,299		2.65%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	185,019		-	None	Same as above
Lender C	06.2023-08.2028	1,766,921	Long-Term Bank loan	1,439,712		2.40%	None	Time deposit $500,000, Land, Buildings and Structures

Note 1: Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for one of the long-term loan.